Description of Business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. Description of Business

On August 14, 2008, Global Ship Lease, Inc. (the “Company”) merged indirectly with Marathon Acquisition Corp. (“Marathon”), a company then listed on The American Stock Exchange. Under the merger agreement, Marathon, a U.S. corporation, first merged with its wholly owned Marshall Islands subsidiary, GSL Holdings, Inc. (“Holdings”), with Holdings continuing as the surviving company. Global Ship Lease, Inc., at that time a subsidiary of CMA CGM S.A. (“CMA CGM”), then merged with Holdings, with Holdings again being the surviving company. Holdings was renamed Global Ship Lease, Inc. and became listed on the New York Stock Exchange on August 15, 2008 (the “Marathon Merger”).

On November 15, 2018, the Company completed the acquisition of 20 containerships, one of which, the Argos, was contracted to be sold which sale was completed in December 2018, from Poseidon Containers Holdings LLC and K&T Marine LLC (together, “Poseidon Containers”) and the transaction (the “Poseidon Transaction”). References herein to “GSL Fleet” are to the 19 vessels that were owned by the Company prior to the consummation of the Poseidon Transaction, and references to “Poseidon Fleet” are to the 19 vessels that were acquired by the Company from Poseidon Containers upon consummation of the Poseidon Transaction, excluding the one additional vessel acquired but held for sale and was delivered to its new owner on December 19, 2018.

On March 25, 2019, the Company’s common shares began trading on a reverse-split-adjusted basis, following approval received from the Company’s shareholders at a Special Meeting held on March 20, 2019 and subsequently approval from the Company’s Board of Directors to reverse split the Company’s common shares at a ratio of one-for-eight. The Class A common shares and Class B common shares per share amounts disclosed in the consolidated financial statements and notes give effect to the reverse stock split retroactively, for all periods presented.

The Company’s business is to own and charter out containerships to leading liner companies. As of December 31, 2018, the Company owned 38 vessels with average age weighted by TEU capacity of 11.0 years.

The following table provides information about the vessels:

Company Name (1)	Fleet (2),(3)	Country of Incorporation	Vessel Name	Capacity in TEUs (4)	Year Built	Earliest Charter Expiry Date

Global Ship Lease 3 Limited	GSL	Cyprus	CMA CGM Matisse	2,262	1999	3Q19
Global Ship Lease 4 Limited	GSL	Cyprus	CMA CGM Utrillo	2,262	1999	3Q19
Global Ship Lease 5 Limited	GSL	Cyprus	GSL Keta	2,207	2003	2Q19
Global Ship Lease 6 Limited	GSL	Cyprus	GSL Julie	2,207	2002	1Q19
Global Ship Lease 7 Limited	GSL	Cyprus	Kumasi	2,207	2002	4Q19
Global Ship Lease 8 Limited	GSL	Cyprus	Marie Delmas	2,207	2002	4Q19
Global Ship Lease 9 Limited	GSL	Cyprus	CMA CGM La Tour	2,272	2001	3Q19
Global Ship Lease 10 Limited	GSL	Cyprus	CMA CGM Manet	2,272	2001	3Q19
Global Ship Lease 12 Limited	GSL	Cyprus	CMA CGM Château d’If	5,089	2007	4Q20
Global Ship Lease 13 Limited	GSL	Cyprus	CMA CGM Thalassa	11,040	2008	4Q25
Global Ship Lease 14 Limited	GSL	Cyprus	CMA CGM Jamaica	4,298	2006	3Q22
Global Ship Lease 15 Limited	GSL	Cyprus	CMA CGM Sambhar	4,045	2006	3Q22
Global Ship Lease 16 Limited	GSL	Cyprus	CMA CGM America	4,045	2006	3Q22
Global Ship Lease 20 Limited	GSL	Hong Kong	GSL Tianjin	8,667	2005	2Q19
Global Ship Lease 21 Limited	GSL	Hong Kong	OOCL Qingdao	8,667	2004	1Q19
Global Ship Lease 22 Limited	GSL	Hong Kong	GSL Ningbo	8,667	2004	2Q19
Global Ship Lease 23 Limited	GSL	Hong Kong	CMA CGM Berlioz	6,621	2001	2Q21
Global Ship Lease 26 Limited	GSL	Hong Kong	GSL Valerie	2,824	2005	2Q19
GSL Alcazar Inc.	GSL	Marshall Islands	CMA CGM Alcazar	5,089	2007	4Q20
Aris Marine LLC	Poseidon	Marshall Islands	Maira	2,506	2000	1Q19
Aphrodite Marine LLC	Poseidon	Marshall Islands	Nikolas	2,506	2000	1Q19
Athena Marine LLC	Poseidon	Marshall Islands	Newyorker	2,506	2001	1Q19
Hephaestus Marine LLC	Poseidon	Marshall Islands	Dolphin II	5,095	2007	2Q19
Pericles Marine LLC	Poseidon	Marshall Islands	Athena	2,762	2003	1Q19
Zeus One Marine LLC	Poseidon	Marshall Islands	Orca I	5,095	2006	2Q19
Leonidas Marine LLC	Poseidon	Marshall Islands	Agios Dimitrios	6,572	2011	3Q19
Alexander Marine LLC	Poseidon	Marshall Islands	Mary	6,927	2013	3Q23
Hector Marine LLC	Poseidon	Marshall Islands	Kristina	6,927	2013	2Q19(6)
Ikaros Marine LLC	Poseidon	Marshall Islands	Katherine	6,927	2013	1Q24
Tasman Marine LLC	Poseidon	Marshall Islands	Tasman	5,936	2000	1Q19
Hudson Marine LLC	Poseidon	Marshall Islands	Dimitris Y	5,936	2000	2Q19
Drake Marine LLC	Poseidon	Marshall Islands	Ian H	5,936	2000	2Q19
Phillipos Marine LLC	Poseidon	Marshall Islands	Alexandra	6,927	2013	1Q19(6)
Aristoteles Marine LLC	Poseidon	Marshall Islands	UASC Bubiyan	6,882	2015	1Q19(6)
Menelaos Marine LLC(5)	Poseidon	Marshall Islands	UASC Yas	6,882	2015	1Q24
Laertis Marine LLC	Poseidon	Marshall Islands	UASC Al Khor	9,115	2015	1Q19
Penelope Marine LLC	Poseidon	Marshall Islands	Maira XL	9,115	2015	2Q20
Telemachus Marine LLC	Poseidon	Marshall Islands	Anthea Y	9,115	2015	2Q20
(1) All subsidiaries are 100% owned, either directly or indirectly; (2) The GSL Fleet comprises the 19 vessels wholly owned by the Company prior to completion of the Poseidon Transaction;
(3) The Poseidon Fleet comprises the 19 vessels wholly owned by Poseidon Containers as at the completion of the Poseidon Transaction, excluding one additional vessel held for sale;
(4) Twenty-foot Equivalent Units; (5) Renamed Olivia I, effective March 19, 2019;
(6) Thereafter, five years to CMA CGM at $25,910 per day.